Long-term Debt (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Weighted average interest rate	5.41%	5.04%	7.69%
Long Term Debt and Promissory Note [Member]
Short-Term Debt [Line Items]
Interest expense on longterm debt and promissory note	$ 4,148	$ 2,963	$ 4,636